Debt (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of detailed information about borrowings

			Principal amount outstanding
Security	Issuer	Guarantors	(U.S.$)
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for the six-month
periods ended June 30, 2022 and 2021, and for the year ended December 31, 2021, which includes short and long-term debt:

	June 30, 2022 (i)		December 31, 2021 (i)	June 30, 2021 (i)
Changes in total debt:
At the beginning of the period	Ps.	2,249,695,894	2,258,727,317	2,258,727,317
Loans obtained - financing institutions (ii)		555,341,258	1,652,151,747	746,457,255
Debt payments		(565,601,629)	(1,707,581,580)	(699,214,601)
Accrued interest (iii)(iv)(v)		64,077,989	162,903,771	73,310,692
Interest paid		(67,056,202)	(157,256,625)	(76,608,807)
Foreign exchange		(76,258,745)	40,751,264	(22,768,453)

At the end of the period	Ps.	2,160,198,565	2,249,695,894	2,279,903,403

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)	Petróleos Mexicanos implemented a factoring arrangement to support its suppliers. Amounts as of December 31, 2021 totaled Ps. 15,934,904, which did not represent cash flows.
(iii)	As of June 30, 2022, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 212,540 and Ps. (355,978), respectively, and amortized cost of Ps. 5,314,601.
(iv)
As of December 31, 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 3,290,673 and Ps. (2,835,359), respectively, and amortized cost of Ps. 6,226,947.

(v)	As of June 30, 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 111,546 and Ps. 93,048, respectively, and amortized cost of Ps. 396,777.

Summary of Foreign Currency Translation
As of June 30, 2022 and December 31, 2021, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	June 30, 2022		December 31, 2021
U.S. dollar	Ps .	19.9847	20.5835
Japanese yen		0.1466	0.1789
Pounds sterling		24.3531	27.8834
Euro		21.0219	23.4086
Swiss francs		20.8880	22.5924